Earnings/ (Loss) Per Unit	6 Months Ended
Jun. 30, 2020
Earnings Per Unit [Abstract]
Earnings per Unit

NOTE 11: EARNINGS/(LOSS) PER UNIT

The unit and per unit data included in the accompanying condensed consolidated financial statements have been restated for the periods presented to reflect the Company’s conversion to a limited partnership, as discussed in Note 1.

Earnings/(loss) per unit is calculated by dividing net income/(loss) available to common unitholders by the weighted average number of common units of Navios Containers outstanding during the period.

The general partner interest is a non-economic interest, meaning the Company’s general partner, Navios Maritime Containers GP LLC, does not participate in the Company’s distributions, profits or losses by reason of owning its general partner interest.

The calculations of the basic and diluted earnings per unit are presented below.

	Three Month Period Ended June 30, 2020	Three Month Period Ended June 30, 2019	Six Month Period Ended June 30, 2020	Six Month Period Ended June 30, 2019
Numerator
Net (loss)/income	$ (2,119)	$ 448	$ 2,890	$ 501
Denominator:
Denominator for basic and diluted earnings per common unit—weighted average number of common units	34,603,100	34,603,100	34,603,100	34,603,100
Basic and diluted net (loss)/earnings per common unit	(0.06)	0.01	0.08	0.01